Dividends Paid And Proposed	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of dividends paid and proposed
20	Dividends paid and proposed

	2021 € ‘000s	2020 € ‘000s

Cash dividends on ordinary shares declared and paid:
Final dividend (2020: € 0.18 per share)	—	10,000

	—	10,000